MMCF CLO 2017-1, LLC

Report to:

MMCF CLO 2017-1, LLC

1 November 2017

Report of Independent Accountants on Applying Agreed-Upon Procedures

MMCF CLO 2017-1, LLC

c/o National Registered Agents, Inc. 160 Greentree Drive, Suite 101

Dover, Delaware 19904

Re: MMCF CLO 2017-1, LLC

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressee of this report and Carlyle GMS Investment Management L.L.C. (together,

the “Specified Parties”), solely to assist MMCF CLO 2017-1, LLC (the “Issuer”) in evaluating the accuracy of certain information with respect to the Issuer’s portfolio of middle market loans, broadly syndicated loans and participation interests (the “Collateral Obligations”) on electronic data files and related decodes prepared by Carlyle GMS Investment Management L.L.C.

(the “Investment Adviser”), on behalf of the Issuer, pursuant to a preliminary offering circular, a copy of which we received from the Investment Adviser dated 24 October 2017

(the “Preliminary Offering Circular”). This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein shall have the meanings ascribed to them in the Preliminary Offering Circular.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Investment Adviser, on behalf of the Issuer, provided us with the following information:

a.	Electronic data files and related decodes that contain information on the Collateral Obligations as of 30 October 2017 (the “Pricing Cut-Off Date”), certain information of which we printed and attached as Exhibit 1 to Attachment A,
b.	A copy of the Preliminary Offering Circular,
c.	Copies of certain Collateral Obligations’ preliminary or final credit agreements and amendments or supplements thereto (each, a “Credit Agreement”),
d.	A copy of a certain Collateral Obligation’s certificate of name change (the “Name Change Certificate”),
e.	Copies of certain Collateral Obligations’ private rating letters or credit estimates from S&P (each, a “S&P Rating Document”),
f.	Copies of certain Collateral Obligations’ rate set notices (each, a “Rate Set Notice”) and
g.	Instructions, assumptions and methodologies (the “Assumptions”), which are shown on the attached Exhibit 2 to Attachment A.

The information provided by the Investment Adviser, on behalf of the Issuer, is collectively referred to herein as the “Source Documents.”

The procedures in Attachment A were limited to comparing certain information that is further described in Attachment A. We performed no procedures on any other information on the Pricing Cut-Off Date Data Files (as defined on Attachment A). The Issuer is responsible for the information contained in the Pricing Cut-Off Date Data Files (as defined on Attachment A), Source Documents, Exhibit 1 to Attachment A and Exhibit 2 to Attachment A and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Pricing Cut-Off Date Data Files (as defined on Attachment A). We have not verified and we make no representations as to the accuracy, completeness or reasonableness of the Source Documents, or any other information obtained or provided to us. We make no representations and express no opinion as to: (a) the existence of the Collateral Obligations, (b) questions of legal or tax interpretation, (c) the sufficiency of the requirements of the Preliminary Offering Circular, (d) the accuracy, completeness or reasonableness of the assumptions and methodologies set forth in the Preliminary Offering Circular, (e) the accuracy, completeness or reasonableness of the information provided to us by the Investment Adviser, on behalf of the Issuer, (f) the accuracy of the information obtained from third party data, news and analytics vendors (the “Data Vendors”) or (g) the accuracy of the information obtained from Standard & Poor’s Rating Services or their website (“S&P”), This report does not constitute a legal determination as to the Issuer’s compliance with the Preliminary Offering Circular’s specified requirements. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants, on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This agreed-upon procedures engagement was not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization or
b.	Making any findings with respect to:
i.	Whether the origination of the Collateral Obligations conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Collateral Obligations,
iii.	Whether the originator of the Collateral Obligations complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Collateral Obligations that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended and should not be used by anyone other than these Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in this report as Specified Parties.

/s/ Ernst & Young LLP

1 November 2017

Background

For the purpose of the procedures described in this Attachment A, the Preliminary Offering Circular relates to the Issuer’s Class A-1 Senior Secured Floating Rate Notes (the “Class A-1 Notes”), Class A-2 Senior Secured Floating Rate Notes (the “Class A-2 Notes” and, together with the Class A-1 Notes, the “Class A Notes”), Class B Deferrable Senior Secured Floating Rate Notes (the “Class B Notes”), Class C Deferrable Mezzanine Secured Floating Rate Notes (the “Class C Notes”), Class D Deferrable Mezzanine Secured Floating Rate Notes (the “Class D Notes” and, collectively with the Class A Notes, the Class B Notes and the Class C Notes,

the “Rated Notes”) and Preferred Interests (the “Preferred Interests” and, together with the Rated Notes, the “Securities”).

The Investment Adviser, on behalf of the Issuer, indicated that the Collateral Obligations on the Pricing Cut-Off Date Data Files (as defined herein) represent the Collateral Obligations that the Issuer is expected to purchase by the Closing Date (as defined in the Preliminary Offering Circular). Furthermore, the Investment Adviser, on behalf of the Issuer, indicated that the Collateral Obligations ultimately purchased on the Closing Date may not include all the Collateral Obligations listed on the Pricing Cut-Off Date Data Files (as defined herein) and may include other Collateral Obligations acquired after the Pricing Cut-Off Date (as defined herein). The procedures we performed were limited to comparing certain information on the Collateral Obligations on the Pricing Cut-Off Date Data Files (as defined herein).

Procedures we performed and our associated findings

The procedures we performed and our associated findings were as follows:

1.	We obtained from the Investment Adviser, on behalf of the Issuer, electronic data files and related decodes containing information on the Collateral Obligations as of the Pricing Cut-Off Date. We compared the Characteristics and Derived Characteristic indicated below, as shown on these electronic data files, to the corresponding information on the Source Documents, Data Sources (as defined herein) and Additional Data Sources (as defined herein) as indicated below and the Investment Adviser adjusted the information on these electronic data files to correct for differences we noted in performing the procedures described below, subject to any qualifications and exceptions stated in the Assumptions on Exhibit 2 to Attachment A. The electronic data files, as so adjusted, are herein referred to as the “Pricing Cut-Off Date Data Files.”

2.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristics (the “Characteristics”), as shown on Exhibit 1 to Attachment A and indicated by the letter A, with the corresponding information we obtained or derived on or after the Pricing Cut-Off Date using certain Assumptions on Exhibit 2 to Attachment A and the following data sources (each, a “Data Source”), as applicable: (a) Data Vendors, (b) Credit Agreements, (c) Name Change Certificate and

(d) Rate Set Notices. Where more than one Data Source is listed for a Characteristic, the Investment Adviser, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Cut-Off Date Data Files for the Characteristic agreed with the corresponding information on at least one of the Data Sources that are listed for such Characteristic. We performed no procedures to reconcile any differences that may exist between various Data Sources for any of the Characteristics.

Characteristics	Data Sources
Obligor (labeled as “Obligor”)	Data Vendors, Credit Agreements, Name Change Certificate
Coupon/Spread (labeled as “Spread” for Floating Rate Obligations)	Data Vendors, Credit Agreements, Rate Set Notices
Applicable Reference Rate (labeled as “Applicable Reference Rate”)	Data Vendors, Credit Agreements
Maturity Date (labeled as “Maturity”)	Data Vendors, Credit Agreements
Type of Collateral Obligation (labeled as “Type of Collateral Obligation”)	Data Vendors, Credit Agreements

2.	(continued)

All Characteristics were in agreement. In performing this procedure, we were instructed by the Issuer to ignore differences that appeared to be due to abbreviation, truncation, punctuation or differences that are within (i) +/- .01% or less or (ii) +/- 30 days or less.

3.	For each Collateral Obligation listed on Exhibit 1 to Attachment A, we compared the following characteristic (the “Derived Characteristic”), as shown on Exhibit 1 to Attachment A and indicated by the letter B, with the corresponding information we obtained or derived on or after the Pricing Cut-Off Date using the Preliminary Offering Circular, certain Assumptions on Exhibit 2 to Attachment A, information on the Pricing Cut-Off Date Data Files and the following data sources (each, an “Additional Data Source”), as applicable: (a) Data Vendors (b) S&P and (c) S&P Rating Documents. Where more than one Additional Data Source is listed for a Derived Characteristic, the Investment Adviser, on behalf of the Issuer, instructed us to note agreement if the value on the Pricing Cut-Off Date Data Files for the Derived Characteristic agreed with the corresponding information on at least one of the Additional Data Sources that are listed for such Derived Characteristic. We performed no procedures to reconcile any differences that may exist between various Additional Data Sources for any of the Derived Characteristics.

Derived Characteristics	Additional Data Sources
S&P Rating (labeled as “Rating”)	Data Vendors, S&P, S&P Rating Documents

All Derived Characteristics were in agreement.

We performed no other procedures on any other information on Exhibit 1 to Attachment A or the Pricing Cut-Off Date Data Files.

Exhibit 1 to Attachment A

Certain information from the Pricing Cut-Off Date Data Files

(refer to Items 1., 2. and 3.)

No.	Obligor	S&P Industry Classification	Type of Collateral Obligation	Principal Balance ($)	Applicable Reference Rate1	Spread[2]	Maturity	Rating
1	Advanced Instruments Inc.	Healthcare Equipment and Supplies	First Lien	[ 8,000,000 ]	Libor	5.25%	10/31/2022	b-
2	Alexander Mann (AMS)	Professional Services	First Lien	[ 12,000,000 ]	Libor	5.50%	5/26/2024	**
3	Alpha Packaging Holdings, Inc.	Containers and Packaging	First Lien	[ 6,000,000 ]	Libor	4.25%	5/12/2020	B b-
4	AMCG / Franklin Energy	Electric Utilities	First Lien	[ 12,000,000 ]	Libor	4.75%	10/31/2022	b-
5	Borchers Inc	Chemicals	First Lien	[ 6,000,000 ]	Libor	**A	**A	**
6	Brooks Equipment Company LLC	Construction Materials	First Lien	[ 4,000,000 ]	Libor	5.00%	8/29/2020	B b-
	A		A		A	A	A

_________________________

1 Floating rate Collateral Obligations.

2 Floating rate Collateral Obligations.

No.	Obligor	S&P Industry Classification	Type of Collateral Obligation	Principal Balance ($)	Applicable Reference Rate1	Spread[2]	Maturity	Rating
7	DBI Services	Transportation Infrastructure	First Lien	**	Libor	5.25%	8/1/2021	b-
8	DTI Holdco, Inc	IT Services	First Lien	[ 14,000,000 ]	Libor	5.25%	9/30/2023	B
9	Empower Payments Acquistion Inc	Media	First Lien	[ 8,500,000 ]	Libor	5.50%	11/30/2023	B-
10	Evolve IP Merger Sub	Diversified Telecommunication Services	Last Out	[ 1,500,000 ]	Libor	10.23%	6/7/2021	B b-
11	Evolve IP Merger Sub	Diversified Telecommunication Services	First Lien	[ 8,000,000 ]	Libor	5.00%	6/7/2021	b-
12	Jensen Hughes Inc	Electric Utilities	First Lien	[ 8,500,000 ]	Libor	5.00%	12/4/2021	b-
13	Kestra Financial Inc	Diversified Financial Services	First Lien	[ 8,000,000 ]	Libor	5.25%	6/20/2022	b-
14	MSHC Inc. (Service Logic)	Construction and Engineering	First Lien	[ 4,975,000 ]	Libor	4.25%	7/31/2023	b-
15	PAI Holdco Inc	Auto Components	First Lien	[ 8,000,000 ]	Libor	4.75%	12/30/2022	b-
16	Company A	Professional Services	First Lien	[ 11,200,000 ]	Libor	4.25%	10/6/2024	B
17	Company A	Professional Services	Second Lien	[ 4,800,000 ]	Libor	8.50%	10/6/2025	B

	A		A		A	A	A	B

No.	Obligor	S&P Industry Classification	Type of Collateral Obligation	Principal Balance ($)	Applicable Reference Rate1	Spread[2]	Maturity	Rating
18	Premier Senior Marketing, LLC	Insurance	First Lien	[ 5,000,000 ]	Libor	5.00%	7/1/2022	**
19	PSI Services LLC	Professional Services	First Lien	[ 11,716,130 ]	Libor	5.00%	1/20/2023	B b-
20	Q Holding Company	Auto Components	First Lien	[ 10,000,000 ]	Libor	5.00%	12/18/2021	B
21	QW Holding Corporation	Commercial Services and Supplies	First Lien	[ 8,000,000 ]	Libor	6.75%	8/31/2022	B b-
22	Restaurant Technologies	Food and Staples Retailing	First Lien	**	Libor	4.75%	11/23/2022	**
23	SMS Systems Maintenance Services Inc.	IT Services	First Lien	[ 12,000,000 ]	Libor	5.00%	10/28/2023	B-
24	Superion, LLC	Software	Second Lien	[ 200,000 ]	Libor	8.50%	2/1/2025	B
25	Superion, LLC	Software	First Lien	[ 2,000,000 ]	Libor	4.25%	2/1/2024	B
26	Surgical Information Systems (SourceM)	Software	Last Out	[ 8,000,000 ]	Libor	6.01%	4/21/2023	B b-
27	T2 Systems Inc	Transportation Infrastructure	First Lien	[ 12,000,000 ]	Libor	6.75%	9/28/2022	b-
	A		A		A	A	A

No.	Obligor	S&P Industry Classification	Type of Collateral Obligation	Principal Balance ($)	Applicable Reference Rate1	Spread[2]	Maturity	Rating
28	Teaching Strategies LLC	Media	First Lien	[ 9,000,000 ]	Libor	4.75%	2/27/2023	**
29	U.S. Telepacific Corporation	Diversified Telecommunication Services	First Lien	[ 12,000,000 ]	Libor	5.00%	5/2/2023	B
30	The Original Cakerie Co	Food Products	First Lien	**	Libor	5.50%	7/20/2021	**
31	U.S. Acute Care Solutions LLC	Healthcare Providers and Services	First Lien	[ 12,000,000 ]	Libor	5.00%	5/15/2021	B b-
32	Valicor Environmental Services, LLC	Commercial Services and Supplies	First Lien	[ 9,202,094 ]	Libor	5.00%	6/1/2023	**
33	Wirb Copernicus Group	Pharmaceuticals	First Lien	[ 5,950,000 ]	Libor	5.00%	8/12/2022	**
34	WRE Holding Corp.	Commercial Services and Supplies	First Lien	[ 3,500,000 ]	Libor	4.75%	1/3/2023	**
35	Zywave, Inc.	Software	Second Lien	[ 1,050,000 ]	Libor	9.00%	11/17/2023	**
36	Zywave, Inc.	Software	First Lien	[ 10,950,000 ]	Libor	5.00%	11/17/2022	**
37	Smartbear Software Inc	Software	First Lien	[ 16,000,000 ]	Libor	4.50%	5/24/2023	**
	A		A		A	A	A	B

No.	Obligor	S&P Industry Classification	Type of Collateral Obligation	Principal Balance ($)	Applicable Reference Rate1	Spread[2]	Maturity	Rating
38	North American Dental Management, LLC	Healthcare Providers and Services	First Lien	[ 12,000,000 ]	Libor	**	7/7/2023	**
39	Sovos Brands Intermediate, Inc.	Food and Staples Retailing	First Lien	[ 12,000,000 ]	Libor	4.50%	7/18/2024	**
40	Golden West Packaging Group LLC	Containers and Packaging	First Lien	[ 10,000,000 ]	Libor	5.25%	6/20/2023	**
41	J.S. Held LLC	Insurance	First Lien	[ 12,000,000 ]	Libor	5.50%	9/27/2023	b- B
42	Company B	Professional Services	First Lien	[ 12,000,000 ]	Libor	4.50%	10/2/2023	**
43	DecoPac, Inc.	Food Products	First Lien	[ 10,000,000 ]	Libor	4.25%	9/29/2024	b- B
44	Company C	Professional Services	First Lien	[ 8,000,000 ]	Libor	4.50%	10/8/2024	B-
45	Company D	Air Freight and Logistics	First Lien	[ 12,000,000 ]	Libor	4.25%	10/12/2024	B
46	Company E	Energy Equipment and Services	First Lien	[ 12,000,000 ]	Libor	4.50%	**	B b-
	A		A		A	A	A	A

No.	Obligor	S&P Industry Classification	Type of Collateral Obligation	Principal Balance ($)	Applicable Reference Rate[1]	Spread[2]	Maturity	Rating
47	Acrisure LLC[3]	Insurance	First Lien	[ 12,000,000 ]	Libor	** A	11/22/2023	B
48	FCX Performance Inc[3]	Construction and Engineering	First Lien	[ 9,619,626 ]	Libor	4.50%	8/4/2020	B b-
49	Company F3	Professional Services	First Lien	[ 12,000,000 ]	Libor	5.25%	**	b-
50	Zest Holdings, LLC[3]	Personal Products	First Lien	[ 12,000,000 ]	Libor	4.25%	8/18/2023	B
51	Company G3	Machinery	First Lien	[ 12,000,000 ]	Libor	**	**	B
	A		A		A		A	B

3 This loan is included as an alternative collateral obligation which may be added to the final closing portfolio

Assumptions

(refer to Items 1., 2. and 3.)

1.	For the purpose of comparing the “Obligor” Characteristic, the Investment Adviser, on behalf of the Issuer, instructed us to use either the obligor, the parent company of the obligor or the co-borrower of the obligor.

2.	The Investment Adviser, on behalf of the Issuer, indicated that there are no Collateral Obligations with unfunded commitments.

3.	The Investment Adviser, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Cut-Off Date Data Files, have the corresponding values for the “Coupon/Spread” Characteristic:

Collateral Obligation	Type of Collateral Obligation	Coupon/Spread
Borchers Inc	First Lien	**
Acrisure LLC	First Lien	**
Company G	First Lien	**

4.	The Investment Adviser, on behalf of the Issuer, indicated that the following Collateral Obligation, as identified on the Pricing Cut-Off Date Data Files, has the corresponding value for the “Maturity Date” Characteristic:

Collateral Obligation	Type of Collateral Obligation	Maturity Date
Borchers Inc	First Lien	**

5.	The Investment Adviser, on behalf of the Issuer, indicated that the following Collateral Obligations, as identified on the Pricing Cut-Off Date Data Files, have the corresponding values for the “S&P Rating” Derived Characteristic as determined by the Servicer in its sole discretion pursuant to clause (iii)(b) of definition of “S&P Rating” in the Preliminary Offering Circular:

Collateral Obligation	Type of Collateral Obligation	S&P Rating
Advanced Instruments Inc.	First Lien	b-
Alpha Packaging Holdings, Inc.	First Lien	b-
AMCG / Franklin Energy	First Lien	b-
Brooks Equipment Company LLC	First Lien	b-
DBI Services	First Lien	b-
Evolve IP Merger Sub	Last Out	b-
Evolve IP Merger Sub	First Lien	b-
Jensen Hughes Inc	First Lien	b-
Kestra Financial Inc	First Lien	b-
MSHC Inc. (Service Logic)	First Lien	b-
PAI Holdco Inc	First Lien	b-
PSI Services LLC	First Lien	b-
QW Holding Corporation	First Lien	b-
Surgical Information Systems (SourceM)	Last Out	b-
T2 Systems Inc	First Lien	b-
U.S. Acute Care Solutions LLC	First Lien	b-
J.S. Held LLC	First Lien	b-
DecoPac, Inc.	First Lien	b-
Company E	First Lien	b-
FCX Performance Inc	First Lien	b-
Company F	First Lien	b-